Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Tax losses incurred for which no deferred tax asset is recognized	$ 15.2	$ 15.7	$ 5.3
Tax losses carried forward	9.0
Tax losses expiring in 2024	6.2
Benefits recognized for non-capital losses	$ 5.5